First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 112.8%
	Application Software – 16.6%
$624,433	Applied Systems, Inc., 2026 Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	9.74%	09/19/26	$627,602
1,515,866	ConnectWise, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	09/30/28	1,492,650
3,089,195	Epicor Software Corp., First Lien Term Loan C, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	07/30/27	3,089,720
4,352,374	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.34%	10/01/27	4,292,529
2,678,894	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	12/01/27	2,682,256
167,338	Hyland Software, Inc., 2nd Lien Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.75% Floor	11.70%	07/10/25	166,690
4,107,844	Informatica Corp., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.20%	10/29/28	4,109,775
1,295,511	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2020 June New Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 1.00% Floor	9.20%	09/15/24	1,297,668
1,265,863	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2nd Lien Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.58%	02/23/29	1,110,162
2,438,496	Internet Brands, Inc. (Web MD/MH Sub I. LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.20%	09/15/24	2,442,922
69,158	ION Trading Technologies Limited, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.09%	04/01/28	67,883
4,768,449	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.27%	08/31/27	3,098,014
1,930,430	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.17%	02/28/29	1,899,061
358,438	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.43%	07/19/28	357,990
2,082,491	Open Text Corporation (GXS), 2023 Replacement Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	01/31/30	2,087,270
5,135,318	Open Text Corporation (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	05/30/25	5,147,437
280,112	PowerSchool Holdings, Inc. (Severin), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.37%	08/01/25	280,228
912,941	RealPage, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor	11.95%	04/22/29	919,405
5,688,068	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	04/24/28	5,634,088
3,065,764	SolarWinds Holdings, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	02/17/27	3,072,555
485,091	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.54%	06/04/28	471,853
380,415	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.62%	05/03/26	380,945
1,284,992	Ultimate Kronos Group (UKG, Inc.), Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.22%	05/03/26	1,286,932
2,000,000	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.68%	02/28/27	1,984,380
				48,000,015
	Asset Management & Custody Banks – 2.3%
3,306,086	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.95%	04/07/28	3,273,207

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Asset Management & Custody Banks (Continued)
$3,529,299	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.20%	07/20/26	$3,470,183
				6,743,390
	Broadcasting – 4.8%
312,188	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.45%	01/07/28	310,236
2,376,766	Gray Television, Inc., Term Loan E, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	01/02/26	2,366,855
3,101,009	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	05/01/26	2,777,357
1,199,070	iHeartCommunications, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.45%	05/01/26	1,073,359
6,811,673	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.95%	09/19/26	6,832,040
594,059	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.95%	09/30/26	536,014
11,528	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	03/15/26	11,559
				13,907,420
	Building Products – 0.1%
262,831	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.89%	02/28/29	256,098
	Cable & Satellite – 3.4%
6,607,863	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	7.67%	07/17/25	6,384,848
9,408	Charter Communications Operating, LLC, Term Loan B-1, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.08%	04/30/25	9,421
3,546,699	Charter Communications Operating, LLC, Term Loan B-1, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.12%	04/30/25	3,551,948
				9,946,217
	Casinos & Gaming – 0.9%
2,400,518	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.33%	01/27/29	2,381,014
215,778	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.77%	04/04/29	215,003
				2,596,017
	Coal & Consumable Fuels – 0.0%
25,002	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	8.19%	03/07/24	24,908
	Commercial Printing – 1.2%
3,492,689	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.43%	10/29/28	3,487,538
	Education Services – 0.5%
1,460,823	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	08/02/28	1,445,309

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Electric Utilities – 2.6%
$7,511,250	PG&E Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	06/23/25	$7,516,996
	Electronic Equipment & Instruments – 0.7%
1,357,704	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.68%	11/03/28	1,345,967
863,292	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.65%	08/20/25	801,985
				2,147,952
	Environmental & Facilities Services – 1.1%
3,235,582	GFL Environmental, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.47%	05/31/27	3,249,754
	Food Distributors – 0.3%
860,180	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.45%	08/31/26	861,793
	Health Care Facilities – 1.2%
491,521	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	08/24/28	492,689
2,966,136	Select Medical Corp., Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	03/06/27	2,971,074
				3,463,763
	Health Care Services – 3.7%
395,032	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 3 Mo. CME Term SOFR + CSA + 3.38%, 0.50% Floor	8.82%	12/23/27	361,373
1,063,998	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.20%	12/23/27	982,421
2,616,855	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	09/30/28	2,604,190
2,636,909	DaVita, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.20%	08/12/26	2,615,602
2,602,274	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	10/29/28	2,598,826
1,975,101	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + 4.25%, 1.00% Floor	9.78%	10/02/25	1,400,841
				10,563,253
	Health Care Supplies – 1.8%
5,261,000	Medline Borrower L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	10/21/28	5,263,735
	Health Care Technology – 13.4%
4,838,026	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	02/15/29	4,787,614
1,315,498	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.70%	12/16/25	1,246,908
1,794,401	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.22%	08/01/26	1,798,251
4,239,105	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	03/10/28	4,169,838
4,998,435	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	10/23/26	5,006,782

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Technology (Continued)
$12,250,145	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	08/27/25	$12,263,252
9,584,189	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.95%	09/30/26	9,602,638
				38,875,283
	Hotels, Resorts & Cruise Lines – 2.3%
457,175	Alterra Mountain Co., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	08/17/28	458,606
5,896,831	Four Seasons Holdings, Inc., 2023 Repricing Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.93%	11/30/29	5,912,192
396,956	Wyndham Hotels & Resorts, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.68%	05/30/30	397,673
				6,768,471
	Industrial Machinery & Supplies & Components – 1.3%
1,042,204	Copeland (Emerald Debt Merger Sub LLC/EMRLD), Inital Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	05/31/30	1,044,569
253,393	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	10/21/28	252,523
1,770,626	Filtration Group Corp., 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.70%	10/21/28	1,777,814
614,045	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B-1, 6 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.38%	07/31/27	614,006
				3,688,912
	Insurance Brokers – 19.2%
2,528,002	Alliant Holdings I, LLC, Term Loan B-4, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.93%	11/06/27	2,529,418
5,830,161	Alliant Holdings I, LLC, Term Loan B-5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.81%	11/06/27	5,834,330
3,721,382	Amwins Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.20%	02/19/28	3,724,098
1,989,802	Amwins Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.70%	02/19/28	1,992,289
471,844	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	02/12/27	470,171
107,361	AssuredPartners, Inc., 2022 Incremental Term Loan B-4, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	02/12/27	107,764
1,804,791	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.83%	02/12/27	1,802,905
6,395,762	AssuredPartners, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.95%	02/12/27	6,386,265
3,762,620	BroadStreet Partners, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.45%	01/27/27	3,736,545
363,037	BroadStreet Partners, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.33%	01/26/29	363,529
10,103,714	HUB International Limited, 2023 Refinancing Term Loan B-5, 3 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.58%	06/15/30	10,148,473
2,517,380	IMA Financial Group, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.67%	11/01/28	2,518,953
2,748,355	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.70%	02/13/27	2,716,062

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers (Continued)
$1,419,446	OneDigital Borrower, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	11/16/27	$1,419,446
3,059,675	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.43%	09/01/27	3,066,376
6,925,148	USI, Inc. (fka Compass Investors, Inc.), 2021 New Term Loan, 3 Mo. LIBOR + 3.25%, 0.00% Floor	8.79%	12/02/26	6,938,133
1,716,787	USI, Inc. (fka Compass Investors, Inc.), 2022 New Term Loan, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.99%	11/30/29	1,720,332
				55,475,089
	Integrated Telecommunication Services – 2.7%
3,353,042	Numericable (Altice France SA or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	8.38%	07/31/25	3,240,481
1,000,000	Numericable (Altice France SA or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	9.26%	01/31/26	945,830
745,370	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.33%, 0.50% Floor	9.66%	03/09/27	601,606
3,740,009	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.45%	03/09/27	3,006,762
				7,794,679
	IT Consulting & Other Services – 0.2%
576,980	CDK Global, Inc.(Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.49%	07/06/29	578,050
	Life Sciences Tools & Services – 0.5%
1,472,849	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 1.00% Floor	9.45%	01/08/27	1,461,802
	Managed Health Care – 0.3%
825,751	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.92%	08/31/28	778,852
	Metal, Glass & Plastic Containers – 0.2%
447,043	Berry Global, Inc., Term Loan Z, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.29%	07/01/26	447,441
	Office Services & Supplies – 2.4%
6,933,119	Dun & Bradstreet Corp., New Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.17%	02/08/26	6,947,227
	Other Specialty Retail – 0.8%
2,189,725	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.75%	03/03/28	2,180,430
	Packaged Foods & Meats – 1.9%
5,366,662	Hostess Brands, LLC (HB Holdings), Term Loan B 2030, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.74%	06/30/30	5,368,352
	Paper & Plastic Packaging Products & Materials – 3.0%
4,590,074	Graham Packaging Company L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.45%	08/04/27	4,585,782
1,253,340	Pactiv, LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.70%	02/05/26	1,254,788

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$2,965,398	Pactiv, LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	09/20/28	$2,968,541
				8,809,111
	Pharmaceuticals – 0.7%
248,096	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.09%	10/02/26	248,596
1,787,868	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	11/15/28	1,785,079
				2,033,675
	Property & Casualty Insurance – 1.3%
3,831,334	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	02/24/28	3,842,962
	Research & Consulting Services – 3.4%
131,393	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.20%	02/04/28	131,448
5,922,821	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 1.00% Floor	8.45%	10/31/26	5,928,922
2,004,396	Clarivate Analytics PLC (Camelot), Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.45%	10/31/26	2,007,011
288,945	Corelogic, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	06/02/28	270,215
383,897	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	05/30/26	383,298
994,832	J.D. Power (Project Boost Purchaser, LLC), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.95%	05/30/26	994,708
139,000	Veritext Corporation (VT TopCo, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.56%	08/15/30	139,897
				9,855,499
	Restaurants – 4.5%
7,279,693	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	7.20%	11/14/26	7,248,354
5,568,171	IRB Holding Corp. (Arby’s/Inspire Brands), 2022 Replacement Term B Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.43%	12/15/27	5,545,843
280,112	Whatabrands, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	8.45%	07/31/28	280,393
				13,074,590
	Security & Alarm Services – 1.6%
4,549,406	Garda World Security Corp., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.67%	10/30/26	4,553,069
	Specialized Consumer Services – 0.3%
919,329	Asurion, LLC, New B-8 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.79%	12/23/26	895,362

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Specialized Finance – 0.2%
$843,880	Radiate Holdco, LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	09/25/26	$695,024
	Systems Software – 8.1%
6,167,737	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.20%	10/02/25	6,173,411
2,000,000	Gen Digital, Inc. (fka NortonLifeLock Inc), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.43%	09/12/29	1,999,500
1,958,374	Idera, Inc., Initial Term Loan, 3 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.27%	02/15/28	1,940,259
879,176	Proofpoint, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	08/31/28	871,848
2,089,040	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.20%	04/16/25	2,091,651
1,967,395	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	04/16/25	1,969,854
5,042,246	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.20%	04/16/25	5,047,289
3,262,206	SUSE (Marcel Lux IV SARL), Facility B1 USD, Daily SOFR + CSA + 3.25%, 0.00% Floor	8.42%-8.69%	03/15/26	3,263,234
				23,357,046
	Trading Companies & Distributors – 0.8%
2,308,406	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	06/04/28	2,281,236
112,457	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.83%	06/04/28	111,192
				2,392,428
	Wireless Telecommunication Services – 2.5%
7,215,867	SBA Senior Finance II, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	04/11/25	7,226,330
	Total Senior Floating-Rate Loan Interests			326,573,842
	(Cost $328,834,605)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 9.4%
	Application Software – 0.1%
560,000	GoTo Group, Inc. (d)	5.50%	09/01/27	328,336
	Broadcasting – 2.7%
1,000,000	Gray Television, Inc. (d)	5.88%	07/15/26	915,893
2,000,000	Gray Television, Inc. (d)	7.00%	05/15/27	1,797,219
3,043,000	Nexstar Media, Inc. (d)	5.63%	07/15/27	2,862,985
2,395,000	Sirius XM Radio, Inc. (d)	3.13%	09/01/26	2,164,122
				7,740,219
	Cable & Satellite – 2.8%
7,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (d)	5.13%	05/01/27	6,586,964
2,000,000	CSC Holdings, LLC (d)	7.50%	04/01/28	1,273,331
374,000	CSC Holdings, LLC (d)	11.25%	05/15/28	369,222
				8,229,517

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Casinos & Gaming – 0.4%
$572,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc. (d)	4.63%	01/15/29	$495,335
572,000	VICI Properties, L.P. / VICI Note Co., Inc. (d)	4.25%	12/01/26	539,381
				1,034,716
	Health Care Facilities – 1.7%
2,500,000	Tenet Healthcare Corp.	6.25%	02/01/27	2,464,315
2,500,000	Tenet Healthcare Corp.	5.13%	11/01/27	2,379,701
				4,844,016
	Health Care Services – 0.2%
376,000	DaVita, Inc. (d)	4.63%	06/01/30	322,854
226,000	DaVita, Inc. (d)	3.75%	02/15/31	180,177
324,000	Global Medical Response, Inc. (d)	6.50%	10/01/25	224,227
				727,258
	Insurance Brokers – 0.3%
359,000	AmWINS Group, Inc. (d)	4.88%	06/30/29	322,496
500,000	AssuredPartners, Inc. (d)	7.00%	08/15/25	495,487
				817,983
	Integrated Telecommunication Services – 0.2%
769,000	Zayo Group Holdings, Inc. (d)	4.00%	03/01/27	577,009
	Systems Software – 1.0%
2,000,000	Boxer Parent Co., Inc. (d)	9.13%	03/01/26	2,003,499
1,007,000	SS&C Technologies, Inc. (d)	5.50%	09/30/27	970,345
				2,973,844
	Total Corporate Bonds and Notes			27,272,898
	(Cost $28,860,451)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.6%
	Application Software – 0.0%
22,000	Open Text Corp. (d)	3.88%	02/15/28	19,598
	Environmental & Facilities Services – 0.6%
1,554,000	GFL Environmental, Inc. (d)	3.75%	08/01/25	1,481,008
305,000	GFL Environmental, Inc. (d)	4.00%	08/01/28	272,554
				1,753,562
	Total Foreign Corporate Bonds and Notes			1,773,160
	(Cost $1,791,608)

Shares	Description	Value
COMMON STOCKS (c) – 0.0%
	Pharmaceuticals – 0.0%
150,392	Akorn, Inc. (e) (f) (g)	101,515
	(Cost $1,724,086)
RIGHTS (c) – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (g) (h) (i) (j)	0

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Shares	Description	Value
RIGHTS (c) (Continued)
	Life Sciences Tools & Services (Continued)
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (g) (h) (i) (j)	$0
	Total Rights	0
	(Cost $0)
	Total Investments – 122.8%	355,721,415
	(Cost $361,210,750)
	Outstanding Loans – (21.1)%	(61,000,000)
	Net Other Assets and Liabilities – (1.7)%	(5,030,940)
	Net Assets – 100.0%	$289,690,475

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2023, securities noted as such amounted to $24,202,042 or 8.4% of net assets.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(g)	Non-income producing security.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At August 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(i)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
CME	Chicago Mercantile Exchange
CSA	Credit Spread Adjustment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2023 is as follows:
	Total Value at 8/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 326,573,842	$ —	$ 326,573,842	$ —
Corporate Bonds and Notes*	27,272,898	—	27,272,898	—
Foreign Corporate Bonds and Notes*	1,773,160	—	1,773,160	—
Common Stocks*	101,515	—	101,515	—
Rights*	—**	—	—	—**
Total Investments	$ 355,721,415	$—	$ 355,721,415	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

Restricted Securities
As of August 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	150,392	$0.68	$1,724,086	$101,515	0.04%